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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Core Bond Fund, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended September 30, 2008. These nine series have a December 31 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE–BACKED SECURITIES 12.1%
FIXED-RATE 11.4%
FNMA:
4.43%, 08/01/2009	$297,436	$296,321
4.59%, 06/01/2011	346,319	344,237
4.96%, 11/01/2008	379,629	378,494
5.92%, 02/01/2012	292,787	299,671
6.01%, 02/01/2012	314,052	321,664
6.11%, 02/01/2012	537,580	553,190
6.20%, 01/01/2011-05/01/2011	686,658	704,537
6.32%, 01/01/2011	916,106	938,631
7.04%, 12/01/2010	340,821	351,452

		4,188,197

FLOATING-RATE 0.7%
FNMA, 6.08%, 01/01/2009	255,511	254,766

Total Agency Commercial Mortgage-Backed Securities (cost $4,570,110)		4,442,963

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FIXED-RATE 2.8%
FHLMC, Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	231,012
FNMA:
Ser. 2002-05, Class PJ, 6.00%, 10/25/2021	278,369	286,290
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	510,000	503,387

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $1,009,273)		1,020,689

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.9%
FIXED-RATE 13.2%
FHLMC 30 year:
5.00%, TBA #	2,000,000	1,948,438
5.50%, TBA #	845,000	840,643
FNMA:
4.50%, 04/01/2019	195,237	191,817
5.00%, 10/01/2020	181,615	181,106
FNMA 15 year:
4.50%, TBA #	1,210,000	1,179,373
5.00%, TBA #	445,000	441,871
GNMA, 5.625%, 09/20/2029-07/20/2030	35,208	35,676

		4,818,924

FLOATING-RATE 1.7%
FNMA:
5.45%, 01/01/2036	366,349	370,284
5.50%, 03/01/2036	262,395	265,673

		635,957

Total Agency Mortgage-Backed Pass Through Securities (cost $5,488,586)		5,454,881

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%
FIXED-RATE 1.6%
FNMA, Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $551,093)	583,168	571,359

ASSET-BACKED SECURITIES 2.9%
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	290,000	234,450
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A + ☐	29,942	599
Lehman XS Trust, Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	415,000	347,339
Lehman XS Trust, Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	145,000	85,854
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	192,275
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	191,101

Total Asset-Backed Securities (cost $1,368,866)		1,051,618

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.3%
FIXED-RATE 10.9%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	$260,000	$160,142
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-04, Class AM, 5.68%, 07/10/2046	490,000	400,495
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	468,503	459,459
Ser. 2007-C9, Class B, 5.82%, 12/10/2049	235,000	145,507
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	495,000	436,246
GE Capital Comml. Mtge. Corp., Ser. 2007-C1:
Class A4, 5.54%, 12/10/2049	510,000	431,963
Class C, 5.70%, 12/10/2049	350,000	210,675
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	320,000	300,574
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	575,000	496,205
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	292,868
LB-UBS Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	329,347
Morgan Stanley Capital I, Inc., Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	323,222

		3,986,703

FLOATING-RATE 5.4%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	80,000	59,945
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	490,000	403,977
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	885,000	757,856
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.10%, 12/10/2049	195,000	123,040
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	370,000	316,241
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	380,000	329,865

		1,990,924

Total Commercial Mortgage-Backed Securities (cost $6,999,722)		5,977,627

CORPORATE BONDS 20.4%
CONSUMER DISCRETIONARY 4.0%
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp., 6.30%, 10/15/2037	90,000	87,603

Media 1.3%
News America, Inc., 6.65%, 11/15/2037	275,000	231,313
Time Warner, Inc., 7.625%, 04/15/2031	275,000	239,390

		470,703

Multiline Retail 1.5%
Kohl’s Corp., 6.875%, 12/15/2037	125,000	107,997
Macy’s, Inc.:
6.375%, 03/15/2037	250,000	181,559
7.45%, 09/15/2011	150,000	148,784
Target Corp., 6.50%, 10/15/2037	100,000	92,145

		530,485

Specialty Retail 1.0%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	176,234
Lowe’s Cos., 6.65%, 09/15/2037	200,000	192,431

		368,665

CONSUMER STAPLES 0.7%
Food Products 0.7%
General Mills, Inc., 6.00%, 02/15/2012	275,000	280,521

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	225,000	208,702

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 10.8%
Capital Markets 3.1%
Goldman Sachs Group, Inc. 5.30%, 02/14/2012	$250,000	$225,479
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	300,000	281,526
7.75%, 05/14/2038	100,000	84,264
Morgan Stanley:
5.625%, 01/09/2012	275,000	191,866
5.95%, 12/28/2017	225,000	141,169
Northern Trust Corp., 7.10%, 08/01/2009	200,000	201,688

		1,125,992

Commercial Banks 1.8%
Fifth Third Bancorp, 6.25%, 05/01/2013	225,000	191,408
National City Corp., 4.50%, 03/15/2010	300,000	196,689
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	269,739

		657,836

Consumer Finance 1.9%
American Water Capital Corp., 6.09%, 10/15/2017	125,000	115,817
HSBC Finance Corp.:
4.625%, 09/15/2010	150,000	143,579
5.70%, 06/01/2011	300,000	298,746
Sprint Capital Corp., 6.875%, 11/15/2028	225,000	151,081

		709,223

Diversified Financial Services 1.3%
Bank of America Corp. 5.30%, 03/15/2017	50,000	41,602
Citigroup, Inc. 5.50%, 08/27/2012	300,000	269,640
JPMorgan Chase & Co. 6.40%, 05/15/2038	175,000	151,755

		462,997

Insurance 1.9%
American International Group, Inc.:
4.70%, 10/01/2010	275,000	187,448
5.625%, 08/17/2011	400,000	196,995
Prudential Financial, Inc., 6.10%, 06/15/2017	325,000	302,530

		686,973

Real Estate Investment Trusts (REITs) 0.8%
BRE Properties, Inc., 5.50%, 03/15/2017	175,000	139,444
ERP Operating, LP, 5.75%, 06/15/2017	200,000	168,705

		308,149

HEALTH CARE 1.8%
Biotechnology 0.7%
Amgen, Inc., 6.375%, 06/01/2037	275,000	249,911

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	225,000	200,179

Pharmaceuticals 0.5%
Abbott Laboratories, 5.875%, 05/15/2016	200,000	199,820

INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	287,241

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	112,874

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	300,000	320,223

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.6%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	$50,000	$51,543

Water Utilities 0.5%
American Water Works Co., Inc., 6.59%, 10/15/2037	200,000	179,196

Total Corporate Bonds (cost $8,802,856)		7,498,836

Depository Shares 2.3%
Financials 2.3%
Bank of America Corp., FRN, 8.00%, 12/29/2049	200,000	158,612
Citigroup, Inc., FRN, 8.40%, 04/29/2049	225,000	153,430
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	375,000	250,950
JPMorgan Chase & Co., FRN, 7.90% 12/3/2049	175,000	147,723
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049	175,000	152,740

Total Depository Shares (cost $1,146,781)		863,455

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds, 6.00%, 02/15/2026	310,000	367,932
U.S. Treasury Note, 4.00%, 08/15/2018	1,600,000	1,623,251

Total U.S. Treasury Obligations (cost $1,990,403)		1,991,183

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
FLOATING-RATE 2.5%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	580,000	458,182
Washington Mutual, Inc., Ser. 2005-AR10, Class 1A2, 4.83%, 09/25/2035	525,000	469,772

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,056,235)		927,954

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 12.4%
FIXED-RATE 5.0%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	315,159	260,330
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	210,815	150,882
Residential Accredited Loans, Inc.:
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	317,168	214,743
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	335,687	238,719
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	281,499	214,205
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	483,480	368,832
Washington Mutual, Inc., Ser. 2007-HY5, Class 2A2, 5.33%, 06/25/2037	538,804	378,426

		1,826,137

FLOATING-RATE 7.4%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 3.82%, 09/25/2046	272,099	164,456
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.18%, 07/20/2036	417,976	359,059
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.06%, 10/25/2035	435,352	346,440
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 3.70%, 03/25/2047	485,538	247,127
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.78%, 06/25/2036	359,132	225,346
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.84%, 08/25/2036	374,846	281,102
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	390,369	241,225
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 3.80%, 04/25/2046	71,330	42,875
Ser. 2007-HY6, Class 2A1, 5.69%, 06/25/2037	887,141	634,591
Ser. 2007-OA5, Class 1A1B, 3.61%, 06/25/2047	410,688	177,873

		2,720,094

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $6,358,404)		4,546,231

YANKEE OBLIGATIONS – CORPORATE 2.8%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Encana Corp., 6.50%, 02/01/2038	75,000	60,683

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

FINANCIALS 0.4%
Commercial Banks 0.4%
Credit Suisse New York, 6.00%, 02/15/2018	$175,000	$152,722

HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037	100,000	96,443

Pharmaceuticals 0.2%
AstraZeneca plc, 6.45%, 09/15/2037	70,000	67,144

MATERIALS 1.2%
Metals & Mining 1.2%
Alcan, Inc., 6.125%, 12/15/2033	245,000	202,903
ArcelorMittal SA, 5.375%, 06/01/2013 144A	250,000	236,413

		439,316

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group plc, 5.625%, 02/27/2017	250,000	222,585

Total Yankee Obligations – Corporate (cost $1,157,915)		1,038,893

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.2%
First Trust/FIDAC Mtge. Income Fund	5,450	84,584
MFS Charter Income Trust	13,400	97,954
MFS Intermediate Income Trust	7,200	42,552
MFS Multimarket Income Trust	18,400	92,000
Putnam Master Intermediate Income Trust	9,277	50,003
Putnam Premier Income Trust	21,390	116,148
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	140,834
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	16,725	174,609

Total Closed End Mutual Fund Shares (cost $878,422)		798,684

SHORT-TERM INVESTMENTS 13.4%
MUTUAL FUND SHARES 13.4%
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ## (cost $4,934,404)	4,934,404	4,934,404

Total Investments (cost $46,313,071) 112.1%		41,118,777
Other Assets and Liabilities (12.1%)		(4,446,239)

Net Assets 100.0%		$36,672,538

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

5

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NIM	Net Interest Margin
SLMA	Student Loan Marketing Association
TBA	To Be Announced

At September 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain (Loss)

02/25/2051	Goldman Sachs	Markit CMBX North America AA.4 Index	$700,000	1.65%	Monthly	$(150,647)

At September 30, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain Loss)

03/01/2009	$800,000	JPMorgan	Agreement dated 08/27/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 70 basis points multiplied by the notional amount and to pay the negative spread return.	$(43,698)

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $46,318,560. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,912 and $5,257,695, respectively, with a net unrealized depreciation of $5,199,783.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$7,724,271	$0
Level 2 – Other Significant Observable Inputs	33,394,506	(194,345)
Level 3 – Significant Unobservable Inputs	0	0

Total	$41,118,777	$(194,345)

*	Other financial instruments include swap contracts.

7

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 13.6%
ENERGY 2.8%
Energy Equipment & Services 1.0%
Bristow Group, Inc., 7.50%, 09/15/2017	$400,000	$358,000

Oil, Gas & Consumable Fuels 1.8%
McMoRan Exploration Co., 11.875%, 11/15/2014	650,000	620,750

FINANCIALS 1.4%
Real Estate Investment Trusts (REITs) 1.4%
Saul Centers, Inc., 7.50%, 03/01/2014	600,000	495,000

INDUSTRIALS 5.8%
Electrical Equipment 3.7%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	480,000
Belden, Inc., 7.00%, 03/15/2017	150,000	134,250
General Cable Corp., 7.125%, 04/01/2017	750,000	678,750

		1,293,000

Machinery 2.1%
Actuant Corp., 6.875%, 06/15/2017	500,000	480,000
SPX Corp., 7.625%, 12/15/2014 144A	280,000	280,350

		760,350

INFORMATION TECHNOLOGY 1.1%
IT Services 1.1%
Iron Mountain, Inc., 6.625%, 01/01/2016	400,000	378,000

MATERIALS 0.2%
Metals & Mining 0.2%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	100,000	89,500

UTILITIES 2.3%
Electric Utilities 1.0%
Reliant Energy, Inc., 7.625%, 06/15/2014	500,000	377,500

Independent Power Producers & Energy Traders 1.3%
Dynegy, Inc., 6.875%, 04/01/2011	500,000	457,500

Total Corporate Bonds (cost $5,329,153)		4,829,600

	Shares	Value

COMMON STOCKS 75.8%
CONSUMER STAPLES 2.5%
Household Products 1.1%
Church & Dwight Co.	6,000	372,540

Personal Products 1.4%
Estee Lauder Cos., Class A	10,000	499,100

ENERGY 30.1%
Energy Equipment & Services 13.6%
Cameron International Corp. *	13,000	501,020
Halliburton Co.	15,500	502,045
National Oilwell Varco, Inc. *	17,000	853,910
Noble Corp.	19,100	838,490
Pride International, Inc. *	27,600	817,236
Schlumberger, Ltd.	10,366	809,481
Transocean, Inc. *	4,500	494,280

		4,816,462

1

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 16.5%
Anadarko Petroleum Corp.	18,500	$897,435
Apache Corp.	3,850	401,478
Consol Energy, Inc.	7,000	321,230
Devon Energy Corp.	3,000	273,600
EOG Resources, Inc.	1,200	107,352
Foundation Coal Holdings, Inc.	5,000	177,900
Hess Corp.	6,500	533,520
Marathon Oil Corp.	21,000	837,270
Massey Energy Co.	6,000	214,020
Occidental Petroleum Corp.	12,200	859,490
Patriot Coal Corp. *	13,000	377,650
Peabody Energy Corp.	13,300	598,500
Tesoro Corp.	1,000	16,490
Valero Energy Corp.	1,000	30,300
XTO Energy, Inc.	4,300	200,036

		5,846,271

FINANCIALS 0.6%
Real Estate Investment Trusts (REITs) 0.6%
Plum Creek Timber Co., Inc.	4,000	199,440

HEALTH CARE 6.9%
Health Care Equipment & Supplies 1.9%
Inverness Medical Innovations, Inc. *	15,000	450,000
Varian Medical Systems, Inc. *	4,000	228,520

		678,520

Life Sciences Tools & Services 5.0%
Bio-Rad Laboratories, Inc., Class A *	3,100	307,272
Thermo Fisher Scientific, Inc. *	26,500	1,457,500

		1,764,772

INDUSTRIALS 10.8%
Aerospace & Defense 0.8%
Esterline Technologies Corp. *	5,100	201,909
L-3 Communications Holdings, Inc.	1,000	98,320

		300,229

Electrical Equipment 4.0%
Ametek, Inc.	10,700	436,239
Cooper Industries, Inc.	1,000	39,950
Emerson Electric Co.	3,000	122,370
General Cable Corp. *	4,000	142,520
Roper Industries, Inc.	12,000	683,520

		1,424,599

Machinery 6.0%
Bucyrus International, Inc.	1,300	58,084
Donaldson Co., Inc.	5,500	230,505
Flowserve Corp.	7,900	701,283
IDEX Corp.	5,000	155,100
Joy Global, Inc.	10,100	455,914
Manitowoc Co.	500	7,775
SPX Corp.	6,600	508,200

		2,116,861

INFORMATION TECHNOLOGY 1.9%
Electronic Equipment & Instruments 1.9%
Amphenol Corp., Class A	17,000	682,380

2

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 18.8%
Chemicals 9.0%
CF Industries Holdings, Inc.	5,000	$457,300
E.I. DuPont de Nemours & Co.	17,000	685,100
FMC Corp.	16,000	822,240
Monsanto Co.	9,300	920,514
Sigma-Aldrich Corp.	5,600	293,552

		3,178,706

Construction Materials 1.1%
Martin Marietta Materials, Inc. ρ	1,000	111,980
Texas Industries, Inc. ρ	7,000	286,020

		398,000

Containers & Packaging 0.6%
Greif, Inc., Class A	3,300	216,546

Metals & Mining 4.5%
Barrick Gold Corp.	5,000	183,700
Cleveland-Cliffs, Inc.	6,300	333,522
Freeport-McMoRan Copper & Gold, Inc.	14,500	824,325
NuCor Corp.	3,300	130,350
Steel Dynamics, Inc.	7,300	124,757

		1,596,654

Paper & Forest Products 3.6%
Weyerhaeuser Co.	21,100	1,278,238

UTILITIES 4.2%
Electric Utilities 1.9%
NRG Energy, Inc. *	27,600	683,100

Gas Utilities 2.3%
Questar Corp.	20,000	818,400

Total Common Stocks (cost $33,750,630)		26,870,818

	Principal Amount	Value

CONVERTIBLE DEBENTURES 5.5%
HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.9%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016 144A	$400,000	331,000
3.00%, 05/15/2016	425,000	351,687

		682,687

INDUSTRIALS 3.6%
Electrical Equipment 3.6%
General Cable Corp., 1.00%, 10/15/2012 144A	1,615,000	1,251,625

Total Convertible Debentures (cost $2,746,189)		1,934,312

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
BGI Prime Money Market Fund, Premium Shares, 2.55% q ρρ	28,523	28,523
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	28,872	28,872
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ρρ	493,409	493,409
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.98% q ø	1,323,410	1,323,410

3

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES continued
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	28,798	$28,798

Total Short-Term Investments (cost $1,903,012)		1,903,012

Total Investments (cost $43,728,984) 100.3%		35,537,742
Other Assets and Liabilities (0.3%)		(95,605)

Net Assets 100.0%		$35,442,137

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $43,728,984. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,065,759 and $9,257,001, respectively, with a net unrealized depreciation of $8,191,242.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$28,773,830
Level 2 – Other Significant Observable Inputs	6,763,912
Level 3 – Significant Unobservable Inputs	0

Total	$35,537,742

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.26%, 02/08/2047 144A + ☐ • (cost $1,500,000)	$1,500,000	$0

CORPORATE BONDS 73.9%
CONSUMER STAPLES 1.2%
Household Products 1.2%
Church & Dwight Co., 6.00%, 12/15/2012	740,000	703,000

ENERGY 10.8%
Energy Equipment & Services 2.4%
Bristow Group, Inc., 7.50%, 09/15/2017	1,300,000	1,163,500
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	204,765

		1,368,265

Oil, Gas & Consumable Fuels 8.4%
El Paso Corp., 6.875%, 06/15/2014	100,000	92,727
McMoRan Exploration Co., 11.875%, 11/15/2014	1,500,000	1,432,500
Peabody Energy Corp.:
5.875%, 04/15/2016	1,300,000	1,183,000
6.875%, 03/15/2013	200,000	194,000
Tesoro Corp.:
6.50%, 06/01/2017	1,310,000	1,054,550
6.625%, 11/01/2015	850,000	697,000
Williams Cos., 7.50%, 01/15/2031	275,000	250,885

		4,904,662

FINANCIALS 10.4%
Consumer Finance 0.5%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	141,750
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	128,188

		269,938

Real Estate Investment Trusts (REITs) 7.8%
Host Marriott Corp.:
7.125%, 11/01/2013	200,000	179,000
Ser. Q, 6.75%, 06/01/2016	2,362,000	1,942,745
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	138,750
Rouse Co., LP, 6.75%, 05/01/2013 144A	2,379,000	1,629,615
Saul Centers, Inc., 7.50%, 03/01/2014	800,000	660,000

		4,550,110

Real Estate Management & Development 2.1%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,224,300

INDUSTRIALS 17.0%
Aerospace & Defense 5.0%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,050,000	1,065,750
7.625%, 02/01/2018	500,000	525,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,055,000	960,050
6.375%, 10/15/2015	400,000	370,000

		2,920,800

Commercial Services & Supplies 2.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	1,800,000	1,683,000

Electrical Equipment 4.7%
Baldor Electric Co., 8.625%, 02/15/2017	1,800,000	1,728,000
Belden, Inc., 7.00%, 03/15/2017	650,000	581,750
General Cable Corp., 7.125%, 04/01/2017	500,000	452,500

		2,762,250

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 4.4%
Actuant Corp., 6.875%, 06/15/2017	$2,100,000	$2,016,000
SPX Corp., 7.625%, 12/15/2014 144A	550,000	550,687

		2,566,687

INFORMATION TECHNOLOGY 3.4%
Electronic Equipment & Instruments 0.8%
Anixter International, Inc., 5.95%, 03/01/2015	500,000	442,500

IT Services 2.6%
Iron Mountain, Inc., 6.625%, 01/01/2016	1,600,000	1,512,000

MATERIALS 14.7%
Chemicals 0.1%
MacDermid, Inc., 9.50%, 04/15/2017 144A	87,000	73,515
Millenium America, Inc., 7.625%, 11/15/2026	45,000	18,225

		91,740

Construction Materials 1.6%
Texas Industries, Inc.:
7.25%, 07/15/2013 144A	700,000	612,500
7.25%, 07/15/2013	360,000	315,000

		927,500

Containers & Packaging 7.7%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,865,000
Crown Holdings, Inc., 7.75%, 11/15/2015	1,700,000	1,666,000
Greif, Inc., 6.75%, 02/01/2017	1,000,000	970,000

		4,501,000

Metals & Mining 5.1%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	3,300,000	2,953,500

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	125,000	121,250

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Qwest Corp., 7.875%, 09/01/2011	375,000	361,875

UTILITIES 15.8%
Electric Utilities 11.0%
Edison Mission Energy, 7.00%, 05/15/2017	2,000,000	1,810,000
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	283,500
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	270,750
7.375%, 01/15/2017	2,000,000	1,825,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	350,000	301,000
7.625%, 06/15/2014	2,500,000	1,887,500

		6,377,750

Independent Power Producers & Energy Traders 4.8%
AES Corp., 7.75%, 03/01/2014	300,000	280,500
Dynegy, Inc.:
6.875%, 04/01/2011	1,500,000	1,372,500
7.125%, 05/15/2018	1,185,000	900,600
8.375%, 05/01/2016	300,000	262,500

		2,816,100

Total Corporate Bonds (cost $48,865,382)		43,058,227

2

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 (cost $219,391)	$225,000	$196,875

	Shares	Value

COMMON STOCKS 17.4%
ENERGY 8.4%
Energy Equipment & Services 4.0%
Cameron International Corp. *	8,500	327,590
Halliburton Co.	10,000	323,900
National Oilwell Varco, Inc. *	11,300	567,599
Noble Corp.	5,000	219,500
Pride International, Inc. *	20,000	592,200
Transocean, Inc. *	2,800	307,552

		2,338,341

Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	2,500	121,275
Consol Energy, Inc.	3,500	160,615
Devon Energy Corp.	2,500	228,000
Foundation Coal Holdings, Inc.	3,500	124,530
Hess Corp.	2,000	164,160
Marathon Oil Corp.	11,100	442,557
Massey Energy Co.	6,000	214,020
Occidental Petroleum Corp.	4,000	281,800
Patriot Coal Corp. *	6,000	174,300
Peabody Energy Corp.	11,000	495,000
XTO Energy, Inc.	3,000	139,560

		2,545,817

FINANCIALS 0.2%
Real Estate Investment Trusts (REITs) 0.2%
Plum Creek Timber Co., Inc.	2,500	124,650

HEALTH CARE 0.6%
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc. *	6,000	330,000

INDUSTRIALS 3.0%
Electrical Equipment 1.7%
Ametek, Inc.	11,000	448,470
Cooper Industries, Inc.	2,000	79,900
General Cable Corp. *	3,000	106,890
Roper Industries, Inc.	6,000	341,760

		977,020

Machinery 1.3%
Donaldson Co., Inc.	4,500	188,595
Flowserve Corp.	2,000	177,540
IDEX Corp.	10,000	310,200
Joy Global, Inc.	2,500	112,850

		789,185

INFORMATION TECHNOLOGY 1.0%
Electronic Equipment & Instruments 1.0%
Amphenol Corp., Class A	15,000	602,100

3

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.5%
Chemicals 1.2%
CF Industries Holdings, Inc.	2,000	$182,920
FMC Corp.	2,000	102,780
Monsanto Co.	4,000	395,920

		681,620

Metals & Mining 1.8%
Cleveland-Cliffs, Inc.	8,500	449,990
Freeport-McMoRan Copper & Gold, Inc.	7,500	426,375
NuCor Corp.	1,500	59,250
Steel Dynamics, Inc.	8,000	136,720

		1,072,335

Paper & Forest Products 0.5%
Weyerhaeuser Co.	5,000	302,900

UTILITIES 0.7%
Electric Utilities 0.4%
NRG Energy, Inc. *	10,000	247,500

Gas Utilities 0.3%
Questar Corp.	3,500	143,220

Total Common Stocks (cost $14,231,681)		10,154,688

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.0%
HEALTH CARE 2.8%
Health Care Equipment & Supplies 2.8%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	$2,000,000	1,655,000

INDUSTRIALS 3.2%
Electrical Equipment 3.2%
General Cable Corp., 1.00%, 10/15/2012 144A	2,380,000	1,844,500

Total Convertible Debentures (cost $4,471,760)		3,499,500

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø (cost $278,807)	278,807	278,807

Total Investments (cost $69,567,021) 98.2%		57,188,097
Other Assets and Liabilities 1.8%		1,067,050

Net Assets 100.0%		$58,255,147

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $69,574,244. The gross unrealized appreciation and depreciation on securities based on tax cost was $109,977 and $12,496,124, respectively, with a net unrealized depreciation of $12,386,147.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$10,433,495
Level 2 – Other Significant Observable Inputs	46,754,602
Level 3 – Significant Unobservable Inputs	0

Total	$57,188,097

5

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 9.8%
Internet & Catalog Retail 5.6%
Amazon.com, Inc. *	64,460	$4,690,110
Blue Nile, Inc. * ρ	44,811	1,921,047

		6,611,157

Media 1.6%
Omnicom Group, Inc.	48,941	1,887,165

Textiles, Apparel & Luxury Goods 2.6%
Timberland Co., Class A * ρ	178,986	3,108,987

CONSUMER STAPLES 14.2%
Beverages 2.9%
Diageo plc	86,787	1,470,163
Diageo plc, ADR	6,152	423,627
PepsiCo, Inc.	20,937	1,492,180

		3,385,970

Food & Staples Retailing 3.0%
CVS Caremark Corp.	80,657	2,714,915
Whole Foods Market, Inc. ρ	43,044	862,171

		3,577,086

Food Products 2.9%
Kraft Foods, Inc., Class A	47,792	1,565,188
McCormick & Co., Inc.	48,592	1,868,362

		3,433,550

Household Products 3.8%
Clorox Co.	49,878	3,126,852
Procter & Gamble Co.	19,277	1,343,414

		4,470,266

Tobacco 1.6%
Philip Morris International, Inc.	40,361	1,941,364

ENERGY 9.9%
Energy Equipment & Services 0.8%
Schlumberger, Ltd.	11,750	917,557

Oil, Gas & Consumable Fuels 9.1%
Apache Corp.	20,987	2,188,524
Chevron Corp.	14,453	1,192,084
ConocoPhillips	28,941	2,119,928
Exxon Mobil Corp.	67,995	5,280,492

		10,781,028

FINANCIALS 19.8%
Capital Markets 4.9%
Goldman Sachs Group, Inc.	14,823	1,897,344
Legg Mason, Inc.	41,327	1,572,906
State Street Corp.	22,505	1,280,084
T. Rowe Price Group, Inc.	19,405	1,042,242

		5,792,576

Commercial Banks 4.2%
Wells Fargo & Co.	131,611	4,939,361

Consumer Finance 3.0%
American Express Co.	30,900	1,094,787
Visa, Inc., Class A	40,851	2,507,843

		3,602,630

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 5.1%
Apollo Global Management, LLC, Class A * +	89,053	$1,157,689
Bank of America Corp.	79,439	2,780,365
JPMorgan Chase & Co.	45,697	2,134,050

		6,072,104

Insurance 2.6%
Marsh & McLennan Cos. ρ	57,260	1,818,578
Prudential Financial, Inc.	17,129	1,233,288

		3,051,866

HEALTH CARE 10.8%
Biotechnology 1.9%
Amgen, Inc. *	37,371	2,214,979

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	27,442	1,801,019
Medtronic, Inc.	39,100	1,958,910

		3,759,929

Pharmaceuticals 5.7%
Abbott Laboratories	30,871	1,777,552
Johnson & Johnson	41,421	2,869,647
Novartis AG, ADR	40,411	2,135,317

		6,782,516

INDUSTRIALS 7.6%
Aerospace & Defense 2.5%
Lockheed Martin Corp.	18,656	2,046,004
United Technologies Corp.	14,188	852,131

		2,898,135

Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	20,220	704,465
United Parcel Service, Inc., Class B	21,298	1,339,431

		2,043,896

Industrial Conglomerates 3.4%
General Electric Co.	158,415	4,039,582

INFORMATION TECHNOLOGY 23.7%
Communications Equipment 8.5%
Cisco Systems, Inc. *	149,367	3,369,720
QUALCOMM, Inc.	155,388	6,677,022

		10,046,742

Internet Software & Services 5.3%
Bankrate, Inc. * ρ	72,799	2,832,609
Google, Inc., Class A *	8,493	3,401,616

		6,234,225

IT Services 1.2%
Automatic Data Processing, Inc.	34,465	1,473,379

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	61,532	1,272,482

Software 7.6%
FactSet Research Systems, Inc. ρ	34,539	1,804,663
Microsoft Corp.	119,988	3,202,479
Oracle Corp. *	194,890	3,958,216

		8,965,358

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.9%
Chemicals 0.9%
Air Products & Chemicals, Inc.	15,437	$1,057,280

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	42,503	1,186,684
Verizon Communications, Inc.	37,655	1,208,349

		2,395,033

UTILITIES 0.9%
Electric Utilities 0.9%
Exelon Corp.	16,569	1,037,551

Total Common Stocks (cost $104,986,241)		117,793,754

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
BGI Prime Money Market Fund, Premium Shares, 2.55% q ρρ	396,001	396,001
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	400,844	400,844
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ρρ	6,850,468	6,850,468
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	399,825	399,825

Total Short-Term Investments (cost $8,047,138)		8,047,138

Total Investments (cost $113,033,379) 106.4%		125,840,892
Other Assets and Liabilities (6.4%)		(7,536,330)

Net Assets 100.0%		$118,304,562

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $113,452,621. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,269,011 and $7,880,740, respectively, with a net unrealized appreciation of $12,388,271.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$125,840,892
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$125,840,892

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 10.6%
Distributors 0.9%
LKQ Corp. *	25,900	$439,523

Diversified Consumer Services 2.4%
Capella Education Co. *	10,200	437,172
Strayer Education, Inc.	4,000	801,040

		1,238,212

Hotels, Restaurants & Leisure 2.0%
California Pizza Kitchen, Inc. *	21,950	282,496
Great Wolf Resorts, Inc. *	53,800	196,908
Penn National Gaming, Inc. *	21,200	563,284

		1,042,688

Internet & Catalog Retail 1.3%
Blue Nile, Inc. * ρ	15,300	655,911

Media 2.3%
Marvel Entertainment, Inc. *	21,100	720,354
National CineMedia, Inc.	40,500	447,525

		1,167,879

Specialty Retail 0.9%
Aeropostale, Inc. *	8,700	279,357
Conn’s, Inc. *	11,000	205,810

		485,167

Textiles, Apparel & Luxury Goods 0.8%
Iconix Brand Group, Inc. *	31,200	408,096

CONSUMER STAPLES 2.9%
Beverages 1.0%
Hansen Natural Corp. * ρ	16,700	505,175

Food Products 0.8%
Flowers Foods, Inc.	15,100	443,336

Personal Products 1.1%
Chattem, Inc. * ρ	7,200	562,896

ENERGY 8.8%
Energy Equipment & Services 5.5%
Core Laboratories NV, ADR	5,993	607,211
Dril-Quip, Inc. *	6,800	295,052
ION Geophysical Corp. *	25,800	366,102
Matrix Service Co. *	25,900	494,690
Natco Group, Inc., Class A *	11,100	445,998
Oceaneering International, Inc. *	11,924	635,788

		2,844,841

Oil, Gas & Consumable Fuels 3.3%
Arena Resources, Inc. *	4,939	191,880
Petrohawk Energy Corp. *	25,600	553,728
PetroQuest Energy, Inc. *	29,400	451,290
World Fuel Services Corp.	21,100	485,933

		1,682,831

FINANCIALS 5.6%
Capital Markets 3.3%
Greenhill & Co. ρ	5,737	423,104
KBW, Inc. * ρ	13,800	454,572
Stifel Financial Corp. *	16,800	838,320

		1,715,996

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 1.0%
PrivateBancorp, Inc.	12,300	$512,418

Insurance 1.3%
HCC Insurance Holdings, Inc.	23,800	642,600

HEALTH CARE 24.9%
Biotechnology 4.1%
Alexion Pharmaceuticals, Inc. *	15,800	620,940
BioMarin Pharmaceutical, Inc. *	18,300	484,767
Cubist Pharmaceuticals, Inc. *	20,600	457,938
United Therapeutics Corp. *	5,200	546,884

		2,110,529

Health Care Equipment & Supplies 8.0%
Immucor, Inc. *	17,600	562,496
Masimo Corp. *	12,224	454,733
Meridian Bioscience, Inc.	16,400	476,256
NuVasive, Inc. *	13,500	665,955
RTI Biologics, Inc. *	54,500	509,575
Wright Medical Group, Inc. *	21,500	654,460
Zoll Medical Corp. *	23,500	768,920

		4,092,395

Health Care Providers & Services 6.1%
Amedisys, Inc. * ρ	9,100	442,897
HMS Holdings Corp. *	12,500	299,500
Pediatrix Medical Group, Inc. *	10,016	540,063
Psychiatric Solutions, Inc. *	22,322	847,120
Sun Healthcare Group, Inc. *	39,400	577,604
VCA Antech, Inc. *	14,645	431,588

		3,138,772

Health Care Technology 0.3%
Eclipsys Corp. *	7,100	148,745

Life Sciences Tools & Services 6.4%
Icon plc *	21,500	822,375
Illumina, Inc. * ρ	22,200	899,766
PAREXEL International Corp. *	27,500	788,150
Sequenom, Inc. *	30,200	803,924

		3,314,215

INDUSTRIALS 13.5%
Aerospace & Defense 2.4%
ARGON ST, Inc. *	28,168	661,666
Hexcel Corp. * ρ	43,400	594,146

		1,255,812

Air Freight & Logistics 1.4%
Atlas Air Worldwide Holdings *	6,200	249,922
Forward Air Corp.	17,500	476,525

		726,447

Commercial Services & Supplies 3.8%
Clean Harbors, Inc. *	5,900	398,545
Steiner Leisure, Ltd. *	10,300	354,114
Team, Inc. *	13,100	473,172
Waste Connections, Inc. *	20,900	716,870

		1,942,701

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.6%
Pike Electric Corp. *	21,600	$318,168
Quanta Services, Inc. *	37,400	1,010,174

		1,328,342

Electrical Equipment 1.4%
General Cable Corp. *	11,100	395,493
Polypore International, Inc. *	13,800	296,838

		692,331

Machinery 1.2%
Colfax Corp. *	9,900	165,429
RBC Bearings, Inc. *	13,900	468,291

		633,720

Road & Rail 0.7%
Heartland Express, Inc.	21,500	333,680

INFORMATION TECHNOLOGY 26.2%
Communications Equipment 1.6%
F5 Networks, Inc. *	19,900	465,262
NICE-Systems, Ltd., ADR *	13,500	367,740

		833,002

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	14,222	200,246
DTS, Inc. *	6,900	192,027
Mellanox Technologies, Ltd. *	38,000	392,540

		784,813

Internet Software & Services 9.6%
Bankrate, Inc. *	18,200	708,162
ComScore, Inc. *	25,700	453,091
Constant Contact, Inc. *	27,000	460,890
Equinix, Inc. * ρ	8,278	574,990
LivePerson, Inc. *	86,700	252,297
NIC, Inc.	104,111	718,366
SonicWALL, Inc. *	36,100	189,164
SupportSoft, Inc. *	107,400	322,200
Switch & Data Facilities Co., Inc. *	40,100	499,245
Vocus, Inc. *	22,250	755,610

		4,934,015

IT Services 0.7%
TNS, Inc. *	19,200	371,904

Semiconductors & Semiconductor Equipment 5.7%
Advanced Energy Industries, Inc. *	24,700	337,896
ATMI, Inc. *	22,561	405,647
Cavium Networks, Inc. * ρ	25,100	353,408
FormFactor, Inc. *	17,500	304,850
NetLogic Microsystems, Inc. *	26,900	813,456
Power Integrations, Inc. *	13,400	322,940
Tessera Technologies, Inc. *	22,300	364,382

		2,902,579

Software 7.1%
Blackboard, Inc. *	25,500	1,027,395
Concur Technologies, Inc. *	18,764	717,910
Micros Systems, Inc. *	15,100	402,566
Solera Holdings, Inc. *	13,000	373,360

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Taleo Corp., Class A *	15,600	$310,284
Ultimate Software Group, Inc. *	29,500	796,500

		3,628,015

MATERIALS 2.0%
Chemicals 1.3%
Cytec Industries, Inc.	10,800	420,228
Flotek Industries, Inc. *	19,526	214,786

		635,014

Metals & Mining 0.7%
Compass Minerals International, Inc.	7,119	372,964

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.7%
tw telecom, inc., Class A *	31,800	330,402

Wireless Telecommunication Services 1.5%
SBA Communications Corp., Class A *	15,700	406,159
Syniverse Holdings, Inc. *	23,100	383,691

		789,850

Total Common Stocks (cost $47,293,027)		49,647,816

SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
BGI Prime Money Market Fund, Premium Class, 2.55% q ρρ	231,142	231,142
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	233,969	233,969
Evergreen Institutional Money Market Fund, Class I, 2.79% q ρρ ø	4,255,707	4,255,707
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	233,374	233,374

Total Short-Term Investments (cost $4,954,192)		4,954,192

Total Investments (cost $52,247,219) 106.4%		54,602,008
Other Assets and Liabilities (6.4%)		(3,275,815)

Net Assets 100.0%		$51,326,193

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $52,673,027. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,009,549 and $6,080,568, respectively, with a net unrealized appreciation of $1,928,981.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$54,602,008
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$54,602,008

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.3%
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, FRN, 3.31%, 03/25/2047 (cost $80,868)	$88,622	$76,675

CORPORATE BONDS 70.4%
CONSUMER DISCRETIONARY 13.7%
Auto Components 1.0%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	15,000	12,150
8.375%, 12/15/2014	40,000	25,400
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	170,000	118,150
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	80,000	79,600
Metaldyne Corp.:
10.00%, 11/01/2013	325,000	50,375
11.00%, 06/15/2012	55,000	5,225

		290,900

Automobiles 1.3%
Ford Motor Co.:
7.45%, 07/16/2031	15,000	6,525
7.70%, 05/15/2097	425,000	155,125
General Motors Corp.:
6.75%, 12/01/2014	20,000	7,684
7.20%, 01/15/2011	255,000	150,450
8.25%, 07/15/2023	120,000	47,700
8.375%, 07/15/2033	30,000	12,150

		379,634

Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	45,000	39,938
Service Corporation International, 6.75%, 04/01/2015	5,000	4,387
Sotheby’s, 7.75%, 06/15/2015 144A	40,000	38,108

		82,433

Hotels, Restaurants & Leisure 3.2%
Boyd Gaming Corp., 7.75%, 12/15/2012	35,000	30,975
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	100,000	78,250
8.125%, 05/15/2011	40,000	23,800
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	279,000	79,515
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	120,000	82,200
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	190,000	128,250
MGM MIRAGE, 8.50%, 09/15/2010	25,000	23,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	21,000	21,367
Seneca Gaming Corp., 7.25%, 05/01/2012	70,000	61,250
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	145,000	105,125
Six Flags, Inc.:
8.875%, 02/01/2010	14,000	10,850
9.625%, 06/01/2014	30,000	16,950
12.25%, 07/15/2016 144A	8,000	7,360
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	424,000	175,960
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	90,000	87,188

		932,165

Household Durables 3.0%
Centex Corp., 5.80%, 09/15/2009	90,000	85,500
D.R. Horton, Inc.:
4.875%, 01/15/2010	40,000	37,400
5.00%, 01/15/2009	90,000	88,200
8.00%, 02/01/2009	75,000	74,156
9.75%, 09/15/2010	110,000	108,350

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	$95,000	$85,500
6.50%, 01/15/2014	22,000	13,090
11.50%, 05/01/2013 144A	10,000	9,850
Lennar Corp.:
5.125%, 10/01/2010	130,000	109,850
7.625%, 03/01/2009	40,000	38,800
Libbey, Inc., FRN, 9.93%, 06/01/2011	130,000	120,250
Meritage Homes Corp., 7.00%, 05/01/2014	75,000	58,125
Pulte Homes, Inc., 8.125%, 03/01/2011	25,000	23,875

		852,946

Internet & Catalog Retail 0.1%
Ticketmaster, 10.75%, 08/01/2016 144A	30,000	28,350

Media 2.6%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	15,000	13,500
10.875%, 09/15/2014 144A	205,000	199,875
CSC Holdings, Inc., 7.625%, 04/01/2011	80,000	77,200
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	5,000	4,550
Idearc, Inc., 8.00%, 11/15/2016	270,000	74,925
Ion Media Networks, Inc., FRN, 9.04%, 01/15/2013 144A	124,533	67,559
Lamar Media Corp.:
6.625%, 08/15/2015	5,000	4,163
7.25%, 01/01/2013	10,000	9,100
Mediacom, LLC, 7.875%, 02/15/2011	35,000	31,850
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	148,000	91,020
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	60,000	58,050
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	85,000	45,475
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	80,000	47,600
Young Broadcasting, Inc.:
8.75%, 01/15/2014	140,000	21,000
10.00%, 03/01/2011	90,000	13,500

		759,367

Multiline Retail 0.3%
Macy’s, Inc., 7.875%, 07/15/2015	30,000	28,482
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	50,000	42,125

		70,607

Specialty Retail 0.8%
American Achievement Corp., 8.25%, 04/01/2012 144A	165,000	165,412
AutoZone, Inc., 6.50%, 01/15/2014	5,000	4,951
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	25,000	25,294
Home Depot, Inc., 5.875%, 12/16/2036	35,000	24,673
Michaels Stores, Inc., 10.00%, 11/01/2014	35,000	22,225

		242,555

Textiles, Apparel & Luxury Goods 1.1%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	30,000	29,850
Oxford Industries, Inc., 8.875%, 06/01/2011	327,000	297,161

		327,011

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.0%
Rite Aid Corp., 10.375%, 07/15/2016	5,000	4,375

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.6%
Dean Foods Co., 6.625%, 05/15/2009	$15,000	$14,812
Del Monte Foods Co.:
6.75%, 02/15/2015	15,000	13,575
8.625%, 12/15/2012	105,000	104,475
Pilgrim’s Pride Corp., 7.625%, 05/01/2015	60,000	37,500

		170,362

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	135,000	104,625

ENERGY 9.4%
Energy Equipment & Services 2.0%
Bristow Group, Inc., 7.50%, 09/15/2017	75,000	67,125
GulfMark Offshore, Inc., 7.75%, 07/15/2014	75,000	70,875
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	180,000	165,150
Parker Drilling Co., 9.625%, 10/01/2013	119,000	116,025
PHI, Inc., 7.125%, 04/15/2013	175,000	155,750

		574,925

Oil, Gas & Consumable Fuels 7.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	285,000	261,487
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	80,500
El Paso Corp.:
7.00%, 06/15/2017	10,000	8,984
7.25%, 06/01/2018	5,000	4,675
7.75%, 01/15/2032	25,000	21,049
Encore Acquisition Co.:
6.00%, 07/15/2015	120,000	96,000
6.25%, 04/15/2014	5,000	4,150
Energy Partners, Ltd., 9.75%, 04/15/2014	65,000	48,100
Exco Resources, Inc., 7.25%, 01/15/2011	155,000	147,250
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	110,000	90,750
Forest Oil Corp.:
7.25%, 06/15/2019	30,000	25,800
7.25%, 06/15/2019 144A	65,000	55,900
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	47,500
Newfield Exploration Co.:
6.625%, 04/15/2016	75,000	67,125
7.125%, 05/15/2018	40,000	35,000
Peabody Energy Corp.:
5.875%, 04/15/2016	225,000	204,750
7.875%, 11/01/2026	35,000	31,325
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	175,000	153,125
Plains Exploration & Production Co.:
7.625%, 06/01/2018	50,000	44,500
7.75%, 06/15/2015	55,000	50,875
Quicksilver Resources, Inc., 8.25%, 08/01/2015	50,000	46,000
Sabine Pass LNG, LP:
7.25%, 11/30/2013	255,000	202,725
7.50%, 11/30/2016	5,000	3,925
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	20,000	17,300
Southwestern Energy Co., 7.50%, 02/01/2018 144A	10,000	9,750
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	40,000	26,200

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Tesoro Corp.:
6.50%, 06/01/2017	$175,000	$140,875
6.625%, 11/01/2015	10,000	8,200
Williams Cos., 8.125%, 03/15/2012	210,000	212,325

		2,146,145

FINANCIALS 12.0%
Capital Markets 0.8%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	5,000	4,100
8.00%, 06/15/2011	5,000	4,375
12.50%, 11/30/2017 144A	65,000	66,300
12.50%, 11/30/2017	10,000	10,100
Goldman Sachs Group, Inc.:
5.125%, 01/15/2015	10,000	8,265
6.15%, 04/01/2018	108,000	89,956
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	25,000	3,250
Morgan Stanley Group, Inc.:
3.27%, 10/15/2015	25,000	13,656
6.625%, 04/01/2018	40,000	26,513

		226,515

Consumer Finance 6.4%
American Express Credit Co., 7.30%, 08/20/2013	70,000	67,585
CCH II Capital Corp., 10.25%, 09/15/2010	290,000	262,450
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	540,000	413,665
5.80%, 01/12/2009	155,000	147,178
General Motors Acceptance Corp., LLC:
5.85%, 01/14/2009	20,000	17,095
6.875%, 08/28/2012	740,000	294,332
7.75%, 01/19/2010	110,000	65,880
8.00%, 11/01/2031	285,000	107,655
FRN, 4.05%, 05/15/2009	290,000	209,856
International Lease Finance Corp.:
3.03%, 05/24/2010	10,000	8,015
4.375%, 11/01/2009	15,000	12,314
4.75%, 07/01/2009	20,000	16,501
4.75%, 01/13/2012	15,000	10,283
4.875%, 09/01/2010	70,000	50,648
5.75%, 06/15/2011	33,000	23,795
6.375%, 03/15/2009	30,000	27,669
Sprint Capital Corp., 6.875%, 11/15/2028	170,000	114,150

		1,849,071

Diversified Financial Services 1.4%
Citigroup, Inc., 6.50%, 08/19/2013	80,000	71,173
General Electric Capital Corp.:
5.875%, 01/14/2038	60,000	44,364
6.15%, 08/07/2037	30,000	23,035
Leucadia National Corp.:
7.125%, 03/15/2017	20,000	18,300
8.125%, 09/15/2015	245,000	239,488

		396,360

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) 2.1%
Host Marriott Corp.:
7.125%, 11/01/2013	$155,000	$138,725
Ser. O, 6.375%, 03/15/2015	5,000	4,087
Ser. Q, 6.75%, 06/01/2016	180,000	148,050
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	290,000	268,250
Ventas, Inc., 7.125%, 06/01/2015	55,000	54,863

		613,975

Real Estate Management & Development 0.0%
Realogy Corp., 12.375%, 04/15/2015	30,000	10,350

Thrifts & Mortgage Finance 1.3%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	220,000	122,100
9.625%, 05/15/2015 144A	210,000	51,450
Step Bond:
8.125%, 11/21/2008 ††	115,000	98,325
8.375%, 06/30/2010 ††	360,000	84,600

		356,475

HEALTH CARE 2.6%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 11.625%, 10/15/2017	40,000	40,400

Health Care Providers & Services 2.5%
HCA, Inc.:
6.375%, 01/15/2015	5,000	3,963
8.75%, 09/01/2010	110,000	108,900
9.25%, 11/15/2016	315,000	307,125
Humana, Inc., 7.20%, 06/15/2018	80,000	75,902
Omnicare, Inc., 6.125%, 06/01/2013	230,000	206,425
Symbion, Inc., 11.00%, 08/23/2015 144A	25,652	19,367

		721,682

INDUSTRIALS 7.9%
Aerospace & Defense 4.2%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	60,000	56,400
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	5,000	4,675
DRS Technologies, Inc.:
6.625%, 02/01/2016	85,000	86,275
7.625%, 02/01/2018	20,000	21,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	750,000	682,500
6.375%, 10/15/2015	225,000	208,125
Sequa Corp.:
11.75%, 12/01/2015 144A	5,000	4,225
13.50%, 12/01/2015 144A	41,518	35,083
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	130,000	113,750

		1,212,033

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	30,000	25,950

Commercial Services & Supplies 1.9%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	145,000	128,325
9.25%, 05/01/2021	140,000	144,900

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Corrections Corporation of America:
6.25%, 03/15/2013	$5,000	$4,700
6.75%, 01/31/2014	10,000	9,450
Geo Group, Inc., 8.25%, 07/15/2013	10,000	9,975
Mobile Mini, Inc., 6.875%, 05/01/2015	95,000	83,125
Toll Corp., 8.25%, 02/01/2011	170,000	164,050

		544,525

Machinery 1.0%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	354,000	295,590

Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	55,000	34,650
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	5,000	4,337
10.50%, 01/01/2016	5,000	4,200
Kansas City Southern, 7.50%, 06/15/2009	75,000	75,375
Swift Transportation Co., Inc., 12.50%, 05/15/2017 144A	25,000	8,375

		126,937

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015	15,000	4,575
United Rentals, Inc., 6.50%, 02/15/2012	70,000	58,800

		63,375

INFORMATION TECHNOLOGY 3.4%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	35,000	28,175
7.125%, 02/01/2016	15,000	12,112
7.75%, 05/31/2015	35,000	29,838

		70,125

Electronic Equipment & Instruments 1.6%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	170,000	161,500
Jabil Circuit, Inc., 8.25%, 03/15/2018	310,000	291,400

		452,900

IT Services 1.3%
First Data Corp., 9.875%, 09/24/2015 144A	25,000	19,656
ipayment, Inc., 9.75%, 05/15/2014	70,000	56,350
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	55,000	53,900
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	5,000	4,275
10.25%, 08/15/2015	5,000	4,363
10.625%, 02/28/2014 144A	160,000	151,200
Unisys Corp., 6.875%, 03/15/2010	75,000	69,375

		359,119

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	25,000	15,875
Spansion, Inc., FRN, 5.94%, 06/01/2013 144A	115,000	69,575

		85,450

MATERIALS 9.2%
Chemicals 3.6%
Airgas, Inc., 7.125%, 10/01/2018 144A	5,000	4,888
ARCO Chemical Co.:
9.80%, 02/01/2020	190,000	114,950
10.25%, 11/01/2010	10,000	9,050

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Huntsman, LLC:
7.375%, 01/01/2015	$25,000	$21,125
11.625%, 10/15/2010	125,000	127,812
Koppers Holdings, Inc.:
9.875%, 10/15/2013	15,000	15,525
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	150,000	135,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	142,000	119,990
Millenium America, Inc., 7.625%, 11/15/2026	155,000	62,775
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	40,000	31,800
10.125%, 12/01/2014	185,000	143,375
Mosaic Co.:
7.30%, 01/15/2028	85,000	83,327
7.625%, 12/01/2016 144A	105,000	107,443
Tronox Worldwide, LLC, 9.50%, 12/01/2012	175,000	58,625

		1,035,685

Construction Materials 0.9%
CPG International, Inc.:
10.50%, 07/01/2013	250,000	171,250
FRN, 9.90%, 07/01/2012	50,000	33,750
CRH America, Inc., 8.125%, 07/15/2018	30,000	29,481
Texas Industries, Inc., 7.25%, 07/15/2013 144A	35,000	30,625

		265,106

Containers & Packaging 2.3%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	65,000	51,025
Exopack Holding Corp., 11.25%, 02/01/2014	210,000	177,450
Graham Packaging Co.:
8.50%, 10/15/2012	95,000	88,350
9.875%, 10/15/2014	65,000	56,875
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	130,000	124,150
9.50%, 08/15/2013	70,000	63,700
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	120,000	101,400

		662,950

Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	39,348
8.375%, 04/01/2017	195,000	192,362
Indalex Holdings Corp., 11.50%, 02/01/2014	150,000	72,750

		304,460

Paper & Forest Products 1.3%
Georgia Pacific Corp., 8.125%, 05/15/2011	70,000	69,650
International Paper Co., 7.95%, 06/15/2018	165,000	162,401
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	45,000	38,925
11.375%, 08/01/2016	145,000	118,175

		389,151

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 1.7%
Citizens Communications Co., 7.875%, 01/15/2027	65,000	49,075
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	35,000	32,025

7

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
6.50%, 06/01/2017	$60,000	$48,300
7.50%, 06/15/2023	45,000	35,550
7.875%, 09/01/2011	190,000	183,350
8.875%, 03/15/2012	85,000	83,725
West Corp.:
9.50%, 10/15/2014	10,000	7,700
11.00%, 10/15/2016	55,000	39,875

		479,600

Wireless Telecommunication Services 2.1%
Centennial Communications Corp., 8.125%, 02/01/2014	155,000	154,225
Cricket Communications, Inc., 9.375%, 11/01/2014	95,000	88,825
MetroPCS Communications, Inc., 9.25%, 11/01/2014	175,000	164,500
Sprint Nextel Corp.:
6.90%, 05/01/2019	85,000	65,988
Ser. D, 7.375%, 08/01/2015	185,000	122,169
Ser. F, 5.95%, 03/15/2014	25,000	16,768

		612,475

UTILITIES 7.4%
Electric Utilities 7.2%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	215,000	218,225
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	437,000	483,832
CMS Energy Corp., 8.50%, 04/15/2011	20,000	20,564
Edison Mission Energy, 7.00%, 05/15/2017	5,000	4,525
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	130,000	117,975
11.25%, 11/01/2017 144A	95,000	80,750
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	63,329	71,404
Mirant North America, LLC, 7.375%, 12/31/2013	290,000	274,050
NRG Energy, Inc., 7.375%, 02/01/2016	215,000	194,037
Orion Power Holdings, Inc., 12.00%, 05/01/2010	280,000	273,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	25,000	23,636
Reliant Energy, Inc.:
6.75%, 12/15/2014	310,000	266,600
7.625%, 06/15/2014	25,000	19,000
7.875%, 06/15/2017	5,000	3,725
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	14,950	13,567
10.50%, 11/01/2016 144A	5,000	4,263

		2,069,153

Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 06/01/2020 144A	45,000	39,600
Dynegy Holdings, Inc., 7.50%, 06/01/2015	5,000	4,250

		43,850

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	25,000	24,750

Total Corporate Bonds (cost $24,775,011)		20,304,412

DEPOSITORY SHARES 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Bank of America Corp., FRN, 8.00%, 12/29/2049	55,000	43,618
Citigroup Inc., FRN, 8.40%, 04/29/2049	10,000	6,819
JPMorgan Chase & Co., 7.90%, 12/31/2049	110,000	92,854

Total Depository Shares (cost $154,752)		143,291

8

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 11.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	$5,000	$5,075

ENERGY 3.1%
Energy Equipment & Services 0.7%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	230,000	216,200

Oil, Gas & Consumable Fuels 2.4%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	90,000	86,850
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	505,000	325,725
9.50%, 12/01/2016	30,000	19,380
OPTI Canada, Inc.:
7.875%, 12/15/2014	220,000	195,800
8.25%, 12/15/2014	60,000	54,000

		681,755

FINANCIALS 2.0%
Consumer Finance 0.5%
Avago Technologies Finance, Ltd., FRN, 8.31%, 06/01/2013	60,000	59,700
NXP Funding, LLC:
5.54%, 10/15/2013	5,000	3,319
7.875%, 10/15/2014	70,000	47,250
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	40,000	34,000
Virgin Media Finance plc, 8.75%, 04/15/2014	5,000	4,225

		148,494

Diversified Financial Services 1.5%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	285,000	280,725
Ship Finance International, Ltd., 8.50%, 12/15/2013	155,000	151,125

		431,850

INDUSTRIALS 1.5%
Road & Rail 1.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	210,000	201,600
9.375%, 05/01/2012	220,000	225,500

		427,100

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.6%
Nortel Networks Corp.:
10.75%, 07/15/2016 144A	250,000	154,375
FRN, 7.04%, 07/15/2011	40,000	26,900

		181,275

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014	65,000	55,250

MATERIALS 1.9%
Metals & Mining 1.6%
Evraz Group SA, 9.50%, 04/24/2018 144A	135,000	102,600
Novelis, Inc., 7.25%, 02/15/2015	335,000	293,125
Vedanta Resource plc, 9.50%, 07/18/2018 144A	95,000	81,120

		476,845

Paper & Forest Products 0.3%
Cascades, Inc., 7.25%, 02/15/2013	60,000	47,100
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	70,000	34,125

		81,225

9

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	$70,000	$69,300
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	140,000	130,200
8.875%, 01/15/2015 144A	100,000	92,000
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	110,000	92,950
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	3,979
9.125%, 04/30/2018 144A	165,000	128,269

		516,698

UTILITIES 0.1%
Electric Utilities 0.1%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	15,075

Total Yankee Obligations – Corporate (cost $3,706,402)		3,236,842

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
FIXED-RATE 0.1%
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	41,373	28,670

FLOATING-RATE 1.3%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.82%, 09/25/2046	227,975	137,788
Ser. 2007-1, Class A1, 3.56%, 02/25/2047	42,719	21,487
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.38%, 12/25/2036	240,000	127,800
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 3.67%, 12/25/2046	94,386	47,243
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 3.70%, 11/25/2046	84,811	44,937

		379,255

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $496,120)		407,925

	Shares	Value

COMMON STOCKS 0.4%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Cooper Tire & Rubber Co.	1,384	11,902

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Alpha Natural Resources, Inc. *	388	19,955
Chesapeake Energy Corp.	243	8,714
Frontier Oil Corp.	473	8,712

		37,381

INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	797	5,938

Machinery 0.0%
Commercial Vehicle Group, Inc. *	375	2,666

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	399	9,002

Software 0.1%
Microsoft Corp.	570	15,213

10

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.1%
Metals & Mining 0.1%
AK Steel Holding Corp.	555	$14,386
Freeport-McMoRan Copper & Gold, Inc.	338	19,215

		33,601

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc.	1,774	5,730

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	1,235	7,534

Total Common Stocks (cost $143,505)		128,967

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $59,272)	$90,000	43,537

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	0

	Principal Amount	Value

LOANS 7.8%
CONSUMER DISCRETIONARY 3.6%
Ford Motor Co., FRN, 5.49%, 12/15/2013	$139,518	94,420
General Motors Corp., FRN, 5.16%, 11/29/2013	150,000	98,739
Greektown Casino, LLC, FRN, 7.44%, 12/03/2012 <	99,000	84,962
Idearc, Inc., FRN, 5.71%-5.77%, 11/17/2014	104,823	64,109
Ion Media Networks, Inc., FRN, 6.04%, 01/15/2012 <	235,000	188,453
Metaldyne Corp., FRN:
6.50%, 01/11/2014 <	347,845	160,009
6.56%-9.07%, 01/11/2012 <	51,153	23,531
Newsday, LLC, 9.75%, 07/15/2013	50,000	48,050
Tropicana Entertainment, LLC, FRN, 8.25%, 01/03/2012 <	395,000	270,204

		1,032,477

CONSUMER STAPLES 0.4%
Merisant Co., FRN, 6.30%, 01/11/2010	109,848	103,642

ENERGY 0.5%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	50,000	46,327
Saint Acquisition Corp., N/A, 06/05/2014 <	65,000	41,900
Semgroup Energy Partners, N/A, 07/20/2012 <	65,000	59,472

		147,699

FINANCIALS 0.1%
Realogy Corp., FRN:
5.31%, 09/01/2014	8,485	6,432

5.89%-6.43%, 09/01/2014	31,515	23,891

		30,323

11

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

LOANS continued
INDUSTRIALS 1.0%
Clarke American Corp., FRN, 5.29%-6.26%, 02/28/2014	$183,932	$145,198
Neff Corp., FRN, 6.40%, 11/30/2014 <	275,000	152,092

		297,290

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., FRN, 4.50%-4.81%, 05/02/2013	50,001	40,348

MATERIALS 2.1%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009	166,768	164,353
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	50,000	46,408
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014	485,000	383,247

		594,008

Total Loans (cost $2,609,477)		2,245,787

	Shares	Value

CLOSED END MUTUAL FUND SHARES 4.5%
BlackRock Corporate High Yield Fund III, Inc.	6,488	31,532
BlackRock Corporate High Yield Fund V, Inc. ρ	17,741	141,928
BlackRock High Income Shares	24,174	36,503
BlackRock Limited Duration Income Trust	5,611	70,306
Credit Suisse Asset Management Income Fund, Inc.	10,798	30,234
Dreyfus High Yield Strategies Fund	75,410	224,722
DWS High Income Trust	15,038	49,926
DWS Multi-Market Income Trust	2,139	14,267
DWS Strategic Income Trust	1,694	15,500
Eaton Vance Limited Duration Income Trust	2,689	29,140
ING Prime Rate Trust	5,687	24,682
MFS Multimarket Income Trust	1,131	5,655
New America High Income Fund, Inc.	180,274	207,315
Nuveen Floating Rate Income Fund	33,605	257,750
Prudential High Yield Income Fund, Inc.	6,554	23,004
Van Kampen Senior Income Trust	10,187	41,563
Wellington High Yield Plus Fund, Inc.	13,614	31,584
Western Asset Global High Income Fund, Inc.	5,768	48,278
Western Asset High Income Opportunity Fund, Inc.	2,467	10,707

Total Closed End Mutual Fund Shares (cost $1,416,594)		1,294,596

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ##	602,973	602,973

	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ 0.2%
BNP Paribas Securities, Inc., 0.15%, dated 09/30/2008, maturing 10/01/2008, maturity value $48,073 ρρ	$48,073	48,073

Total Short-Term Investments (cost $651,046)		651,046

Total Investments (cost $34,103,650) 98.9%		28,533,078
Other Assets and Liabilities 1.1%		309,017

Net Assets 100.0%		$28,842,095

12

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
<	All or a portion of the position represents an unfunded loan commitment. A coupon of “N/A” is indicated when the position is entirely unfunded.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities and/or unfunded loans.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
^^	Collateralized by:

$1,289 U.S. Treasury Bond, 5.375%, 02/15/2031, value including accrued interest is $1,519; $16,309 U.S. Treasury Note, 4.875%, 06/30/2012, value including accrued interest is $18,165; $26,813 TIPS, 2.00% to 2.375%, 01/15/2016 to 01/15/2027, value including accrued interest is $29,696.

Summary of Abbreviations

FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
TIPS	Treasury Inflation Protected Securities

At September 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Gain (Loss)

12/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	$45,000	2.55%	Quarterly	$201
12/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	35,000	2.58%	Quarterly	111
12/20/2013	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014	40,000	2.43%	Quarterly	(108)
12/20/2013	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014	75,000	2.45%	Quarterly	(266)

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2013	Deutsche Bank	General Electric Corp., 4.25%, 05/15/2011	$25,000	4.00%	Quarterly	$(1,716)
12/20/2013	CitiBank	General Electric Corp., 6.00%, 06/15/2012	15,000	4.90%	Quarterly	(578)
12/20/2013	Goldman Sachs	General Electric Corp., 6.00%, 09/01/2025	30,000	4.50%	Quarterly	(1,582)
12/20/2013	UBS	Centex Corp., 5.25%, 06/15/2015	115,000	4.30%	Quarterly	(237)
12/13/2049	Deutsche Bank	Markit CMBX, North America, AJ.3 Index	20,000	1.47%	Monthly	5
12/13/2049	Goldman Sachs	Markit CMBX, North America AAA.3 Index	45,000	0.08%	Monthly	943
12/13/2049	Goldman Sachs	Markit CMBX, North America AJ.3 Index	35,000	1.47%	Monthly	1,031
12/13/2049	Salomon Brothers	Markit CMBX, North America, AJ.3 Index	30,000	1.47%	Monthly	980

13

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

At September 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at September 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/15/2008	54,469 EUR	$74,529	$85,029	$(10,500)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/15/2008	54,469 EUR	$74,529	$84,836	$10,307

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $34,204,996. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,136 and $5,715,054, respectively, with a net unrealized depreciation of $5,671,918.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of September 30, 2008 the Fund had unfunded loan commitments of $493,263.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

14

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. An index credit default swap references all the names in the index, an if there is a default, the credit event is settled based on that name’s weight in the index. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. As guarantor, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As counterparty, the Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$2,073,711	$(193)
Level 2 – Other Significant Observable Inputs	26,459,367	(1,216)
Level 3 – Significant Unobservable Inputs	0	0

Total	$28,533,078	$(1,409)

*	Other financial instruments include forwards and swap contracts.

15

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 91.2%
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	10,496	$688,220
Nokian Renkaat Oyj	Finland	22,610	549,209

			1,237,429

Hotels, Restaurants & Leisure 1.9%
Compass Group plc	United Kingdom	151,885	946,347
Sodexo SA	France	37,799	2,238,480

			3,184,827

Media 1.5%
Toho Co., Ltd. * ρ	Japan	37,000	769,427
Vivendi SA	France	55,571	1,737,936

			2,507,363

Textiles, Apparel & Luxury Goods 1.0%
adidas AG	Germany	31,154	1,672,156

CONSUMER STAPLES 17.6%
Beverages 3.5%
Asahi Breweries, Ltd. * ρ	Japan	54,000	945,585
Carlsberg AS *	Denmark	17,300	1,321,775
Diageo plc	United Kingdom	95,450	1,616,913
Heineken NV	Netherlands	33,702	1,357,290
Pernod Ricard SA *	France	6,653	584,548

			5,826,111

Food & Staples Retailing 4.7%
Carrefour SA	France	62,062	2,927,348
FamilyMart Co., Ltd. *	Japan	22,700	960,554
Lawson, Inc.	Japan	30,200	1,400,792
Seven & I Holdings Co., Ltd. ρ	Japan	43,602	1,256,031
Sugi Holdings Co., Ltd. ρ	Japan	16,800	472,656
Tesco plc *	United Kingdom	112,919	785,842

			7,803,223

Food Products 5.1%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	102	247,863
Groupe Danone	France	10,701	757,812
Lotte Confectionery Co., Ltd.	South Korea	487	417,967
Nestle SA	Switzerland	91,112	3,944,993
Unilever NV	Netherlands	112,058	3,163,824

			8,532,459

Household Products 0.7%
Uni-Charm Corp. * ρ	Japan	14,400	1,105,536

Personal Products 1.0%
Shiseido Co., Ltd. * ρ	Japan	74,000	1,658,879

Tobacco 2.6%
Imperial Tobacco Group plc	United Kingdom	60,477	1,944,442
Japan Tobacco, Inc.	Japan	240	904,329
Swedish Match AB ρ	Sweden	81,500	1,416,623

			4,265,394

ENERGY 4.7%
Energy Equipment & Services 0.8%
Saipem SpA *	Italy	10,369	306,589
Technip SA ρ	France	16,662	935,447

			1,242,036

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.9%
BP plc	United Kingdom	298,082	$2,483,213
ENI SpA	Italy	24,650	650,246
PetroChina Co., Ltd., ADR ρ	China	5,371	551,763
Petroleo Brasileiro SA, ADR	Brazil	11,228	420,152
Royal Dutch Shell plc, Class A	United Kingdom	9,287	268,460
Total SA	France	30,296	1,826,682
Woodside Petroleum, Ltd. *	Australia	8,287	340,756

			6,541,272

FINANCIALS 18.8%
Capital Markets 0.5%
Credit Suisse Group	Switzerland	10,335	492,589
Deutsche Bank AG	Germany	4,929	350,475

			843,064

Commercial Banks 4.5%
Barclays plc	United Kingdom	59,250	360,183
BNP Paribas SA ρ	France	20,214	1,942,067
Credit Agricole SA	France	15,688	304,512
Danske Bank AS	Denmark	14,600	352,019
DBS Group Holdings, Ltd.	Singapore	59,000	697,972
Greek Postal Savings Bank SA	Greece	54,443	565,090
HSBC Holdings plc – London Exchange	United Kingdom	73,393	1,189,423
National Bank of Greece SA *	Greece	14,075	578,229
Standard Chartered plc	United Kingdom	21,401	520,201
Unicredito Italian SpA *	Italy	226,686	836,840

			7,346,536

Diversified Financial Services 4.9%
ASX, Ltd. ρ	Australia	63,038	1,548,815
Bolsas y Mercados Espanoles SA ρ	Spain	12,722	330,531
Compagnie Nationale a Portefeuille	Belgium	5,308	351,307
Criteria Caixa Corp. SA	Spain	132,862	639,510
Deutsche Boerse AG	Germany	16,139	1,470,457
Groupe Bruxelles Lambert SA	Belgium	18,930	1,633,625
Hellenic Exchanges Holding SA	Greece	70,472	824,387
Pargesa Holdings SA	Switzerland	10,963	936,213
Yuanta Financial Holding Co., Ltd.	Taiwan	714,000	396,998

			8,131,843

Insurance 8.6%
Allianz SE	Germany	12,031	1,653,655
Amlin plc	United Kingdom	83,195	470,343
AMP, Ltd.	Australia	34,173	195,619
AXA SA ρ	France	33,322	1,091,734
CNP Assurances	France	5,960	672,740
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	52,872	1,789,672
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	18,122	2,734,192
QBE Insurance Group, Ltd. * ρ	Australia	29,062	628,353
Sompo Japan Insurance, Inc. *	Japan	213,000	1,791,982
Sony Financial Holdings, Inc. *	Japan	581	2,295,324
T&D Holdings, Inc.	Japan	18,050	963,352

			14,286,966

Real Estate Management & Development 0.3%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	70,284	510,965

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.8%
Health Care Equipment & Supplies 1.5%
Grifols SA *	Spain	45,293	$1,154,303
Smith & Nephew plc	United Kingdom	76,628	808,260
Synthes, Inc.	United States	3,337	461,422

			2,423,985

Life Sciences Tools & Services 2.0%
Lonza Group AG	Switzerland	27,423	3,414,196

Pharmaceuticals 11.3%
AstraZeneca plc	United Kingdom	34,189	1,497,253
Bayer AG	Germany	51,319	3,743,662
Daiichi Sankyo Co., Ltd.	Japan	15,600	398,571
GlaxoSmithKline plc	United Kingdom	77,087	1,666,588
Merck KGaA	Germany	15,474	1,660,208
Novartis AG	Switzerland	86,708	4,540,141
Novo Nordisk AS	Denmark	8,900	455,554
Roche Holding AG	Switzerland	28,243	4,407,419
Teva Pharmaceutical Industries, Ltd., ADR ρ	Israel	6,642	304,137

			18,673,533

INDUSTRIALS 8.8%
Aerospace & Defense 2.8%
BAE Systems plc	United Kingdom	425,911	3,127,990
Finmeccanica SpA	Italy	42,467	912,798
Thales SA *	France	11,031	559,429

			4,600,217

Construction & Engineering 0.6%
Acciona SA	Spain	2,452	372,652
Doosan Heavy Industries and Construction Co., Ltd.	South Korea	9,300	693,955

			1,066,607

Electrical Equipment 1.7%
Alstom SA	France	10,998	828,858
Mitsubishi Electric Corp. * ρ	Japan	152,000	1,025,081
SolarWorld AG	Germany	8,091	341,123
Vestas Wind Systems AS *	Denmark	6,400	556,804

			2,751,866

Industrial Conglomerates 1.2%
Siemens AG	Germany	8,672	813,414
Smiths Group plc	United Kingdom	69,702	1,259,138

			2,072,552

Machinery 0.3%
Fanuc, Ltd. *	Japan	5,800	437,857

Professional Services 0.7%
Experian Group, Ltd.	United Kingdom	178,360	1,183,509

Road & Rail 1.5%
Central Japan Railway Co.	Japan	165	1,558,580
East Japan Railway Co.	Japan	136	1,014,676

			2,573,256

INFORMATION TECHNOLOGY 5.1%
Communications Equipment 1.0%
Research In Motion, Ltd. * ρ	Canada	24,609	1,680,795

Electronic Equipment & Instruments 0.5%
Ingenico SA	France	31,566	794,973

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.8%
Baidu.com, Inc., ADR *	Cayman Islands	3,443	$854,656
SINA Corp. * ρ	Cayman Islands	11,782	414,726

			1,269,382

Office Electronics 0.7%
Neopost ρ	France	12,802	1,204,530

Semiconductors & Semiconductor Equipment 0.2%
Trina Solar, Ltd., ADS * ρ	Cayman Islands	18,973	435,430

Software 1.9%
Nintendo Co., Ltd. *	Japan	5,300	2,208,179
Square Enix Co., Ltd. * ρ	Japan	31,000	905,878

			3,114,057

MATERIALS 6.0%
Chemicals 1.4%
Akzo Nobel NV	Netherlands	15,734	755,981
DC Chemical Co., Ltd.	South Korea	1,657	455,852
SODIFF Advanced Materials Co., Ltd.	South Korea	5,113	349,319
Tokuyama Corp. * ρ	Japan	79,000	458,594
Umicore SA *	Belgium	10,779	334,421

			2,354,167

Containers & Packaging 1.1%
Rexam plc	United Kingdom	259,746	1,823,610

Metals & Mining 3.5%
Agnico-Eagle Mines, Ltd.	Canada	11,379	626,642
Barrick Gold Corp. ρ	Canada	36,401	1,337,373
BHP Billiton plc	United Kingdom	24,788	561,109
Centennial Coal Co., Ltd.	Australia	107,537	322,169
Freeport-McMoRan Copper & Gold, Inc. ρ	United States	8,133	462,361
Goldcorp, Inc., Class A	Canada	40,281	1,269,317
New World Resources NV, Class A	Netherlands	26,806	338,580
Newcrest Mining, Ltd. *	Australia	22,382	491,418
Randgold Resources, Ltd., ADR	United States	8,075	331,317
Whitehaven Coal, Ltd.	Australia	13,879	29,608

			5,769,894

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 5.2%
Deutsche Telekom AG	Germany	204,138	3,130,817
France Telecom	France	65,400	1,830,355
Hellenic Telecommunications Organization SA	Greece	32,680	583,447
Koninklijke KPN NV	Netherlands	90,293	1,300,645
Telefonica SA	Spain	61,384	1,466,523
Telenor ASA ρ	Norway	23,200	284,863

			8,596,650

Wireless Telecommunication Services 0.9%
Vodafone Group plc	United Kingdom	714,431	1,579,429

UTILITIES 4.1%
Electric Utilities 1.8%
E.ON AG	Germany	22,410	1,134,231
Electricite de France SA	France	5,247	379,961
Endesa SA	Spain	29,959	1,091,950
Iberdrola SA	Spain	31,902	325,887

			2,932,029

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.2%
Iberdrola Renovables SA *	Spain	88,654	$385,627

Multi-Utilities 2.1%
GDF Suez SA	France	15,802	826,349
RWE AG	Germany	24,247	2,329,947
Suez Environnement SA *	France	11,188	278,733

			3,435,029

Total Common Stocks (cost $160,715,234)			151,269,239

PREFERRED STOCKS 2.4%
HEALTH CARE 2.4%
Health Care Equipment & Supplies 2.4%
Fresenius AG, Var. Rate Pfd. (cost $2,673,053)	Germany	54,501	3,931,670

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	2,043	57

SHORT-TERM INVESTMENTS 11.2%
MUTUAL FUND SHARES 11.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.98% q ø	United States	326,004	326,004
Navigator Prime Portfolio, 2.83% § ρρ	United States	18,267,200	18,267,200

Total Short-Term Investments (cost $18,593,204)			18,593,204

Total Investments (cost $181,981,491) 104.8%			173,794,170
Other Assets and Liabilities (4.8%)			(7,966,214)

Net Assets 100.0%			$165,827,956

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of September 30, 2008:

Germany	16.0%
Japan	15.6%
United Kingdom	15.5%
France	14.6%
Switzerland	11.6%
Netherlands	4.4%
Spain	3.7%
Canada	3.2%
Australia	2.3%
Denmark	1.7%
Italy	1.7%
Greece	1.6%
Belgium	1.5%
South Korea	1.2%
Cayman Islands	1.1%
Sweden	0.9%
United States	0.8%
Singapore	0.5%
China	0.4%
Finland	0.4%
Argentina	0.3%
Brazil	0.3%
Taiwan	0.3%
Israel	0.2%
Norway	0.2%

100.0%

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

At September 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at September 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/2/08	1,048,480	EUR	$1,475,160	$1,522,812	$ (47,652)
11/4/08	4,012,300	EUR	5,662,370	5,828,668	(166,298)
11/4/08	1,260,500	GBP	2,248,458	2,288,816	(40,358)
11/21/08	2,568,000	EUR	3,624,480	3,652,210	(27,730)
11/28/08	1,469,000	GBP	2,620,461	2,608,430	12,031
11/28/08	861,000	GBP	1,535,887	1,563,232	(27,345)
12/5/08	111,090,000	JPY	1,054,953	1,057,527	(2,574)
12/5/08	83,317,000	JPY	791,210	807,414	(16,204)
12/5/08	27,773,000	JPY	263,743	267,123	(3,380)
12/9/08	1,469,000	GBP	2,620,608	2,629,466	(8,858)
12/9/08	817,000	GBP	1,457,479	1,482,855	(25,376)
12/12/08	2,578,000	EUR	3,638,450	3,742,224	(103,774)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at September 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/2/08	1,048,480	EUR	$1,475,160	$1,644,929	$169,769
11/4/08	4,012,300	EUR	5,662,370	6,225,846	563,476
11/4/08	1,260,500	GBP	2,248,458	2,481,685	233,227
11/21/08	2,568,000	EUR	3,624,479	3,756,727	132,248
11/28/08	2,330,000	GBP	4,156,348	4,255,419	99,071
12/5/08	222,180,000	JPY	2,109,906	2,055,700	(54,206)
12/9/08	1,261,000	GBP	2,249,549	2,203,598	(45,951)
12/9/08	1,025,000	GBP	1,828,539	1,788,420	(40,119)
12/12/08	1,217,000	EUR	1,717,608	1,700,112	(17,496)
12/12/08	1,361,000	EUR	1,920,842	1,888,537	(32,305)

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $182,447,135. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,485,982 and $20,138,947 respectively, with a net unrealized depreciation of $8,652,965.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$27,792,837	$550,196
Level 2 – Other Significant Observable Inputs	146,001,333	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$173,794,170	$550,196

*	Other financial instruments include forwards.

7

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 17.2%
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	12,770	$451,419

Internet & Catalog Retail 8.8%
Amazon.com, Inc. *	63,431	4,615,240
Blue Nile, Inc. * ρ	55,300	2,370,711

		6,985,951

Media 2.1%
Omnicom Group, Inc.	41,926	1,616,667

Multiline Retail 1.0%
Target Corp.	15,762	773,126

Specialty Retail 1.6%
Best Buy Co., Inc.	15,485	580,687
Home Depot, Inc.	26,400	683,496

		1,264,183

Textiles, Apparel & Luxury Goods 3.1%
Timberland Co., Class A *	142,600	2,476,962

CONSUMER STAPLES 7.0%
Beverages 1.0%
Coca-Cola Co.	15,593	824,558

Food & Staples Retailing 0.2%
Whole Foods Market, Inc. ρ	7,800	156,234

Food Products 1.6%
McCormick & Co., Inc.	32,400	1,245,780

Household Products 4.2%
Clorox Co.	32,400	2,031,156
Procter & Gamble Co.	18,692	1,302,645

		3,333,801

ENERGY 8.4%
Energy Equipment & Services 3.0%
Schlumberger, Ltd.	15,900	1,241,631
Weatherford International, Ltd. *	45,100	1,133,814

		2,375,445

Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	25,900	2,136,232
ConocoPhillips	28,946	2,120,295

		4,256,527

FINANCIALS 10.6%
Capital Markets 3.4%
Legg Mason, Inc.	70,300	2,675,618

Consumer Finance 3.6%
Visa, Inc., Class A	46,500	2,854,635

Insurance 3.6%
Marsh & McLennan Cos.	88,833	2,821,336

HEALTH CARE 20.8%
Biotechnology 6.3%
Amgen, Inc. *	46,213	2,739,045
Biogen Idec, Inc. *	43,922	2,208,837

		4,947,882

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.0%
Medtronic, Inc.	37,199	$1,863,670
St. Jude Medical, Inc. *	13,060	567,979
Zimmer Holdings, Inc. *	23,932	1,545,050

		3,976,699

Health Care Providers & Services 1.9%
WellPoint, Inc. *	32,300	1,510,671

Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	84,901	1,770,186
Merck & Co., Inc.	53,700	1,694,772
Novartis AG, ADR	48,200	2,546,888

		6,011,846

INDUSTRIALS 3.9%
Air Freight & Logistics 3.3%
Expeditors International of Washington, Inc.	67,900	2,365,636
United Parcel Service, Inc., Class B	3,500	220,115

		2,585,751

Industrial Conglomerates 0.6%
Tyco International, Ltd.	13,642	477,743

INFORMATION TECHNOLOGY 31.0%
Communications Equipment 5.9%
Cisco Systems, Inc. *	73,903	1,667,252
QUALCOMM, Inc.	69,087	2,968,668

		4,635,920

Internet Software & Services 6.5%
Bankrate, Inc. * ρ	61,400	2,389,074
Google, Inc., Class A *	6,886	2,757,981

		5,147,055

IT Services 1.5%
Automatic Data Processing, Inc.	28,487	1,217,819

Semiconductors & Semiconductor Equipment 7.7%
Altera Corp.	188,738	3,903,102
KLA-Tencor Corp.	7,225	228,671
Linear Technology Corp. ρ	49,800	1,526,868
Texas Instruments, Inc.	21,405	460,207

		6,118,848

Software 9.4%
FactSet Research Systems, Inc. ρ	49,800	2,602,050
Microsoft Corp.	67,539	1,802,616
Oracle Corp. *	149,164	3,029,521

		7,434,187

Total Common Stocks (cost $78,243,865)		78,176,663

SHORT-TERM INVESTMENTS 9.2%
MUTUAL FUND SHARES 9.2%
BGI Prime Money Market Fund, Premium Shares, 2.55% q ρρ	358,471	358,471
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	362,855	362,855
Evergreen Institutional Money Market Fund, Class I, 2.79% q ρρ ø	6,201,217	6,201,217
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	361,932	361,932

Total Short-Term Investments (cost $7,284,475)		7,284,475

Total Investments (cost $85,528,340) 108.1%		85,461,138
Other Assets and Liabilities (8.1%)		(6,371,186)

Net Assets 100.0%		$79,089,952

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $85,558,567. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,972,054 and $7,069,483, respectively, with a net unrealized depreciation of $97,429.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$85,461,138
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$85,461,138

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 92.3%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.8%
Modine Manufacturing Co.	22,706	$328,783
Superior Industries International, Inc. ρ	19,606	375,651

		704,434

Diversified Consumer Services 0.6%
Hillenbrand, Inc.	26,800	540,288

Hotels, Restaurants & Leisure 2.9%
DineEquity, Inc. ρ	15,445	260,402
Interval Leisure Group, Inc. *	13,640	141,856
Ruby Tuesday, Inc.	103,015	596,457
Wendy’s/Arby’s Group, Inc.	309,473	1,627,828

		2,626,543

Household Durables 3.5%
BLYTH, Inc.	105,401	1,195,247
Cavco Industries, Inc. *	16,985	614,008
Dixie Group, Inc. * +	38,800	285,180
Ethan Allen Interiors, Inc. ρ	27,900	781,758
Helen of Troy Corp. *	9,900	225,423
Tupperware Brands Corp.	3,400	93,942

		3,195,558

Internet & Catalog Retail 1.4%
HSN, Inc. *	20,340	223,944
IAC/InteractiveCorp.	52,750	912,575
Ticketmaster *	16,840	180,693

		1,317,212

Media 0.8%
A. H. Belo Corp., Ser. A	58,300	300,828
Journal Communications, Inc., Class A	83,403	407,007

		707,835

Specialty Retail 2.9%
Charming Shoppes, Inc. *	38,700	189,243
Christopher & Banks Corp.	39,700	304,499
Foot Locker, Inc.	29,400	475,104
Genesco, Inc.	27,000	903,960
Men’s Wearhouse, Inc.	9,600	203,904
Zale Corp. *	25,160	629,000

		2,705,710

Textiles, Apparel & Luxury Goods 1.3%
Delta Apparel Co.	15,300	127,755
K-Swiss, Inc., Class A	14,500	252,300
Kenneth Cole Productions, Inc., Class A	41,100	604,170
Oxford Industries, Inc.	7,800	201,474

		1,185,699

CONSUMER STAPLES 5.8%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	97,717	2,948,122

Food Products 1.1%
American Italian Pasta Co., Class A * ρ	27,000	448,200
TreeHouse Foods, Inc. *	18,766	557,350

		1,005,550

Household Products 0.5%
WD-40 Co.	12,300	441,939

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.3%
Prestige Brands Holdings, Inc. *	32,600	$289,488

Tobacco 0.7%
Universal Corp.	13,000	638,170

ENERGY 6.7%
Energy Equipment & Services 1.6%
Atwood Oceanics, Inc. *	27,840	1,013,376
Global Industries, Ltd. *	39,000	270,660
WSP Holdings, Ltd. *	23,400	147,420

		1,431,456

Oil, Gas & Consumable Fuels 5.1%
BioFuel Energy Corp. * ρ	34,906	18,507
Forest Oil Corp. *	15,922	789,731
Mariner Energy, Inc. *	91,246	1,870,543
Rosetta Resources, Inc. *	12,662	232,474
Stone Energy Corp. *	30,900	1,307,997
Whiting Petroleum Corp. *	6,640	473,167

		4,692,419

FINANCIALS 21.0%
Capital Markets 2.3%
Apollo Investment Corp.	28,972	493,973
Investment Technology Group, Inc. *	5,600	170,408
Knight Capital Group, Inc., Class A *	53,400	793,524
Kohlberg Capital Corp.	33,058	283,968
Westwood Holdings Group, Inc. +	6,500	308,100

		2,049,973

Commercial Banks 7.2%
BancorpSouth, Inc.	41,300	1,161,769
BOK Financial Corp.	9,200	445,372
First Citizens Bancshares, Inc., Class A	19,230	3,442,170
IBERIABANK Corp.	5,800	306,530
Renasant Corp.	14,500	314,795
UMB Financial Corp.	17,900	940,108

		6,610,744

Diversified Financial Services 0.2%
KKR Financial Holdings, LLC	34,100	216,876

Insurance 9.2%
Assured Guaranty, Ltd.	11,900	193,494
Delphi Financial Group, Inc., Class A	7,800	218,712
Endurance Specialty Holdings, Ltd.	58,302	1,802,698
Hilb, Rogal & Hobbs Co.	52,400	2,449,176
IPC Holdings, Ltd.	49,221	1,486,966
Phoenix Cos., Inc.	48,200	445,368
Stewart Information Services Corp.	59,280	1,763,580

		8,359,994

Real Estate Investment Trusts (REITs) 0.1%
Deerfield Capital Corp. ρ	126,408	82,165

Thrifts & Mortgage Finance 2.0%
Flagstar Bancorp, Inc.	20,800	61,984
NewAlliance Bancshares, Inc. ρ	119,928	1,802,518

		1,864,502

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 2.2%
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. *	5,750	$332,120
ICU Medical, Inc. *	4,100	124,681
Syneron Medical, Ltd. *	8,000	114,000

		570,801

Health Care Providers & Services 1.2%
AMN Healthcare Services, Inc. *	36,500	641,305
Cross Country Healthcare, Inc. *	23,800	387,702

		1,029,007

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	60,397	371,442

INDUSTRIALS 17.7%
Aerospace & Defense 0.7%
GenCorp, Inc. *	91,890	619,339

Building Products 1.9%
Apogee Enterprises, Inc.	30,100	452,403
Quanex Building Products Corp.	60,633	924,047
Simpson Manufacturing Co. ρ	11,805	319,797

		1,696,247

Commercial Services & Supplies 2.6%
ACCO Brands Corp. *	19,078	143,848
Courier Corp.	21,800	443,848
Deluxe Corp.	7,740	111,379
Viad Corp.	58,952	1,697,228

		2,396,303

Electrical Equipment 2.6%
Acuity Brands, Inc.	4,239	177,020
Belden, Inc.	35,720	1,135,539
Franklin Electric Co., Inc. ρ	25,000	1,113,750

		2,426,309

Machinery 5.9%
Crane Co.	19,700	585,287
EnPro Industries, Inc. *	17,250	641,010
Kadant, Inc. * +	64,520	1,469,121
Mueller Industries, Inc.	106,004	2,439,152
Toro Co.	5,500	227,150

		5,361,720

Marine 0.2%
TBS International, Ltd., Class A *	10,700	144,022

Professional Services 2.6%
Heidrick & Struggles International, Inc.	35,341	1,065,531
Korn/Ferry International *	41,582	740,991
Monster Worldwide, Inc. *	39,000	581,490

		2,388,012

Road & Rail 1.2%
Arkansas Best Corp. ρ	32,994	1,111,568

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 1.4%
Avocent Corp. *	9,600	196,416
Black Box Corp.	9,100	314,223
Ciena Corp. *	33,910	341,813
NETGEAR, Inc. *	25,100	376,500
Sycamore Networks, Inc. *	14,400	46,512

		1,275,464

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.2%
Adaptec, Inc. *	207,300	$679,944
Electronics for Imaging, Inc. *	45,500	633,815
Imation Corp.	131,136	2,962,362
Quantum Corp. *	286,472	300,796
Silicon Graphics, Inc. *	15,536	135,163

		4,712,080

Electronic Equipment & Instruments 2.4%
AVX Corp.	54,000	550,260
Benchmark Electronics, Inc. *	18,600	261,888
Coherent, Inc. *	14,600	519,030
Orbotech, Ltd. *	56,000	447,440
Photon Dynamics, Inc. *	7,600	116,660
Technitrol, Inc.	11,304	167,186
Vishay Intertechnology, Inc. *	21,000	139,020

		2,201,484

IT Services 0.1%
Gevity HR, Inc.	8,400	61,152

Semiconductors & Semiconductor Equipment 3.2%
ANADIGICS, Inc. *	23,900	67,159
ATMI, Inc. *	17,200	309,256
Cabot Microelectronics Corp. *	18,800	603,104
DSP Group, Inc. *	54,124	414,049
Exar Corp. *	70,325	538,690
Lattice Semiconductor Corp. *	191,939	395,394
Standard Microsystems Corp. *	16,340	408,173
Trident Microsystems, Inc. *	33,800	81,120
Zoran Corp. *	14,500	118,320

		2,935,265

Software 1.8%
Borland Software Corp. *	192,999	295,288
Corel Corp. *	50,179	426,522
Lawson Software, Inc. *	26,700	186,900
Mentor Graphics Corp. *	8,800	99,880
Novell, Inc. *	124,900	641,986

		1,650,576

MATERIALS 5.2%
Chemicals 2.0%
A. Schulman, Inc.	39,090	773,200
American Pacific Corp. * +	22,800	297,768
Arch Chemicals, Inc.	19,444	686,373
Innospec, Inc.	7,400	89,244

		1,846,585

Containers & Packaging 0.3%
Packaging Corporation of America	12,970	300,645

Paper & Forest Products 2.9%
Glatfelter	40,003	541,640
Neenah Paper, Inc.	63,585	1,258,983
Schweitzer-Mauduit International, Inc.	42,911	814,880

		2,615,503

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 5.4%
Electric Utilities 4.4%
Allete, Inc.	62,876	$2,797,982
El Paso Electric Co. *	60,000	1,260,000

		4,057,982

Gas Utilities 1.0%
Atmos Energy Corp.	34,400	915,728

Total Common Stocks (cost $95,147,782)		84,301,911

EXCHANGE TRADED FUND 1.3%
iShares Russell 2000 Value Index Fund ρ (cost $1,269,035)	17,811	1,218,094

SHORT-TERM INVESTMENTS 13.3%
MUTUAL FUND SHARES 13.3%
BGI Prime Money Market Fund, Premium Class, 2.55% q ρρ	304,112	304,112
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	307,510	307,510
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ρρ	11,179,993	11,179,993
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	306,728	306,728

Total Short-Term Investments (cost $12,098,343)		12,098,343

Total Investments (cost $108,515,160) 106.9%		97,618,348
Other Assets and Liabilities (6.9%)		(6,312,130)

Net Assets 100.0%		$91,306,218

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $108,810,274. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,450,151 and $19,642,077, respectively, with a net unrealized depreciation of $11,191,926.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$97,618,348
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$97,618,348

5

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: November 28, 2008